Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	May 01, 2023	Mar. 03, 2023	Feb. 23, 2023	Feb. 09, 2023	Jul. 31, 2023	Feb. 14, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Exercise price			$ 3.12
Offering price per share			$ 2.8
Aggregate amount (in Shares)							28,117,835
Common stock per share		$ 0.15
Company organized				100.00%
Revenue (in Dollars)							$ 400,000
Principal loan amount (in Dollars)							$ 204,000,000
Interest rate							5.00%
Cashless payment (in Dollars)						$ 61,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Common stock per share	$ 0.1
Aggregate cost (in Dollars)	$ 7,029
Warrant Holders (in Shares)					1,064,000
Warrants					$ 0.25